Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 15 – Related Party Transactions

The balances due to related parties were as follows:

	December 31, 2018	December 31, 2017

Dr. Henglong Chen and its affiliates *	$1,227,773	$240,462
Mr. Yulong Chen, a shareholder of the Company	-	1,537,000
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company	874,402	1,217,766
Total	$2,102,175	$2,995,228

*
Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4). The Company acquired his
70%
equity interest in Shangchi Automobile and issued
2,500,000
restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of December 31, 2018 and 2017, Dr. Henglong Chen and its affiliates advanced $1,227,773 and $240,462 to the Company for its working capital purpose, respectively.

As of December 31, 2018 and 2017, the Company also borrowed $874,402 and $1,217,766 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company, for working capital purpose. For the year ended December 31, 2017, the Company borrowed $1,537,000 from Mr. Yulong Chen, a shareholder of the Company for working capital purpose. The balance was fully repaid during the year ended December 31, 2018.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

As of December 31, 2018 and 2017, the Company had total accounts receivable balances of $0 and
$3,434,845
due from the affiliates of the original shareholders of Shangchi Automobile (see Note 5).

The Company’s major shareholder Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans and bank acceptance notes payables (Note 11 and 12).